Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$111,450,000	$113,304,597
1.875%, 03/31/2022	201,225,000	204,825,040
2.500%, 05/15/2024	492,150,000	524,524,242
2.250%, 11/15/2025	595,100,000	633,711,760
2.000%, 11/15/2026	72,400,000	75,963,437
2.250%, 11/15/2027	264,875,000	280,384,674
3.125%, 11/15/2028	172,125,000	192,490,883
1.625%, 08/15/2029	257,825,000	258,741,488
0.625%, 08/15/2030	67,750,000	61,398,438
Total U.S. Treasury Securities (Cost $2,371,276,105)		2,345,344,559	41.8%

Other Government Related Security
Sinopec Group Overseas Development [2016] Ltd.,
2.750%, 05/03/2021 (1)(2)	5,550,000	5,557,856
Total Other Government Related Security (Cost $5,541,201)		5,557,856	0.1%

Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	4,853,000	5,200,259
Adventist Health System,
2.952%, 03/01/2029	250,000	258,483
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,495,000	1,598,160
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,730,000	7,933,603
Allegion PLC,
3.500%, 10/01/2029 (1)	3,160,000	3,318,230
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	4,748,000	5,037,095
Anglo American Capital PLC:
5.375%, 04/01/2025 (1)(2)	970,000	1,105,113
2.250%, 03/17/2028 (1)(2)	6,500,000	6,402,086
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026	3,945,000	4,337,487
4.750%, 01/23/2029	910,000	1,063,379
ArcelorMittal,
4.550%, 03/11/2026 (1)	4,015,000	4,463,111
Ashtead Capital, Inc.,
4.000%, 05/01/2028 (2)	4,536,000	4,738,487
AT&T, Inc.:
4.350%, 03/01/2029	2,150,000	2,432,034
4.300%, 02/15/2030	9,604,000	10,811,910
2.750%, 06/01/2031	7,900,000	7,868,297
2.250%, 02/01/2032	1,075,000	1,022,473
2.550%, 12/01/2033 (2)	2,874,000	2,728,549
Bayer US Finance II LLC,
3.375%, 07/15/2024 (2)	250,000	267,661
Becton Dickinson and Co.,
7.000%, 08/01/2027	1,900,000	2,444,347
Bemis Co., Inc.,
2.630%, 06/19/2030	4,525,000	4,513,298
Boardwalk Pipelines LP:
5.950%, 06/01/2026	1,360,000	1,577,651
4.800%, 05/03/2029	750,000	829,082
3.400%, 02/15/2031	225,000	224,821
Broadcom, Inc.:
3.625%, 10/15/2024	8,000,000	8,704,238
3.150%, 11/15/2025	10,000,000	10,658,328
2.450%, 02/15/2031 (2)	10,000,000	9,438,063
Bunge Limited Finance Corp.,
3.750%, 09/25/2027	5,225,000	5,731,327
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	8,790,270
Carrier Global Corp.,
2.242%, 02/15/2025	13,275,000	13,745,573
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	13,817,371
Charter Communications Operating LLC:
4.464%, 07/23/2022	10,548,000	11,001,083
4.908%, 07/23/2025	1,502,000	1,702,738
3.750%, 02/15/2028	5,830,000	6,313,181
4.200%, 03/15/2028	2,070,000	2,281,733
5.050%, 03/30/2029	3,000,000	3,448,257
Cheniere Corpus Christi Holdings LLC,
5.125%, 06/30/2027	2,000,000	2,287,238
Cigna Corp.,
3.000%, 07/15/2023	5,905,000	6,209,552
CK Hutchison International Ltd.,
3.250%, 04/11/2024 (1)(2)	10,000,000	10,701,900
CNH Industrial Capital LLC:
3.875%, 10/15/2021	3,000,000	3,050,813
4.200%, 01/15/2024	2,800,000	3,052,193
1.875%, 01/15/2026	250,000	252,629
CNH Industrial NV:
4.500%, 08/15/2023 (1)	5,000,000	5,418,318
3.850%, 11/15/2027 (1)	2,243,000	2,480,344
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030 (1)	8,875,000	8,911,920
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025	880,000	985,332
Comcast Corp.,
3.100%, 04/01/2025	8,925,000	9,640,671
CommonSpirit Health,
2.760%, 10/01/2024	250,000	264,884
Conagra Brands, Inc.:
4.600%, 11/01/2025	250,000	283,797
8.250%, 09/15/2030	1,140,000	1,622,508
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	3,039,645
3.500%, 05/09/2027	3,625,000	3,954,223
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,610,000	3,773,750
2.950%, 06/30/2023 (2)	300,000	313,641
3.850%, 02/01/2025 (2)	2,800,000	3,060,879
3.350%, 09/15/2026 (2)	1,927,000	2,079,153
CVS Health Corp.:
3.625%, 04/01/2027	2,500,000	2,743,927
4.300%, 03/25/2028	14,406,000	16,359,193
CVS Pass-Through Trust,
5.926%, 01/10/2034 (2)	1,991,331	2,295,614
Daimler Finance North America LLC:
3.750%, 11/05/2021 (2)	6,800,000	6,933,711
1.750%, 03/10/2023 (2)	11,000,000	11,244,642
Dentsply Sirona,
3.250%, 06/01/2030	10,600,000	11,082,907
Diageo Capital PLC,
2.000%, 04/29/2030 (1)	3,275,000	3,202,106
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
5.450%, 06/15/2023 (2)	12,100,000	13,223,566
6.020%, 06/15/2026 (2)	9,000,000	10,654,622
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	5,361,072
Dow Chemical Co.,
4.550%, 11/30/2025	2,515,000	2,853,255
DuPont de Nemours, Inc.,
4.493%, 11/15/2025	4,450,000	5,029,183
DXC Technology Co.:
4.250%, 04/15/2024	5,700,000	6,176,008
4.125%, 04/15/2025	4,805,000	5,225,301
Ecolab, Inc.,
4.800%, 03/24/2030	10,000,000	11,962,243
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023	6,575,000	6,866,260
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025	10,000,000	10,166,572
Emerson Electric Co.,
1.950%, 10/15/2030	12,600,000	12,273,622
Energy Transfer Operating LP:
4.500%, 04/15/2024	1,000,000	1,090,559
5.500%, 06/01/2027	17,931,000	20,678,510
5.250%, 04/15/2029	1,100,000	1,252,116
3.750%, 05/15/2030	275,000	283,516
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	10,080,000
Enterprise Products Operating LLC,
3.900%, 02/15/2024	225,000	243,806
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,962,500
Equifax, Inc.,
2.600%, 12/01/2024	5,000,000	5,281,324
Equinix, Inc.,
1.800%, 07/15/2027	7,000,000	6,871,215
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	5,075,000	5,139,065
Express Scripts Holding Co.,
4.500%, 02/25/2026	18,000,000	20,237,327
Exxon Mobil Corp.:
1.571%, 04/15/2023	7,500,000	7,683,822
2.992%, 03/19/2025	11,250,000	12,055,314
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	5,930,000	6,801,405
Fidelity National Information Services, Inc.,
1.650%, 03/01/2028	5,000,000	4,889,700
Fiserv, Inc.:
3.500%, 10/01/2022	3,050,000	3,164,699
2.250%, 06/01/2027	16,000,000	16,355,354
4.200%, 10/01/2028	1,035,000	1,166,270
Flex Ltd.:
3.750%, 02/01/2026 (1)	2,165,000	2,323,037
4.875%, 05/12/2030 (1)	4,073,000	4,611,694
FMC Corp.:
3.950%, 02/01/2022	250,000	255,123
4.100%, 02/01/2024	4,685,000	5,057,827
Ford Motor Credit Co. LLC:
3.339%, 03/28/2022	2,000,000	2,027,520
2.979%, 08/03/2022	12,000,000	12,180,000
4.250%, 09/20/2022	1,545,000	1,598,148
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023	6,025,000	6,502,729
3.250%, 09/15/2029	2,725,000	2,838,640
Fox Corp.,
4.030%, 01/25/2024	5,155,000	5,599,482
Freeport-McMoRan, Inc.,
3.875%, 03/15/2023	1,100,000	1,145,463
General Motors Financial Co., Inc.:
4.375%, 09/25/2021	5,325,000	5,423,594
4.200%, 11/06/2021	2,000,000	2,043,180
3.450%, 01/14/2022	1,475,000	1,504,609
3.150%, 06/30/2022	1,225,000	1,259,477
4.150%, 06/19/2023	1,325,000	1,421,570
1.700%, 08/18/2023	10,000,000	10,184,307
2.900%, 02/26/2025	4,000,000	4,193,952
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (1)	7,000,000	7,530,419
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (1)	10,000,000	9,935,335
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	1,750,000	1,871,398
4.125%, 03/12/2024 (2)	5,000,000	5,413,557
4.625%, 04/29/2024 (2)	1,000,000	1,100,980
4.000%, 03/27/2027 (2)	4,850,000	5,345,032
3.875%, 10/27/2027 (2)	1,150,000	1,261,550
2.500%, 09/01/2030 (2)	6,343,000	6,099,648
Global Payments, Inc.:
3.750%, 06/01/2023	2,575,000	2,732,212
4.800%, 04/01/2026	4,535,000	5,185,863
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	8,129,000	8,371,250
3.875%, 06/27/2024 (1)(2)	5,340,000	5,759,297
HP, Inc.,
2.200%, 06/17/2025	18,325,000	18,913,836
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	5,000,000	5,337,609
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	7,000,000	7,214,835
Hyundai Capital America,
1.300%, 01/08/2026 (2)	5,825,000	5,693,059
Infor, Inc.,
1.450%, 07/15/2023 (2)	250,000	253,104
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,443,680
International Business Machines Corp.,
3.300%, 05/15/2026	6,150,000	6,698,568
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026	3,000,000	3,313,293
Johnson Controls International PLC,
3.750%, 12/01/2021 (1)	6,000	6,060
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (1)(2)	5,000,000	5,208,649
Kinder Morgan, Inc.:
3.150%, 01/15/2023	250,000	261,035
5.625%, 11/15/2023 (2)	1,000,000	1,110,746
7.800%, 08/01/2031	12,425,000	17,213,102
Kraft Heinz Foods Co.,
6.375%, 07/15/2028	8,129,000	10,005,838
Lear Corp.,
3.800%, 09/15/2027	1,000,000	1,088,792
Leidos, Inc.:
4.375%, 05/15/2030 (2)	5,000,000	5,558,200
2.300%, 02/15/2031 (2)	250,000	236,088
Lennox International, Inc.:
1.350%, 08/01/2025	7,000,000	6,965,496
1.700%, 08/01/2027	175,000	172,149
LYB International Finance III LLC,
2.250%, 10/01/2030	5,000,000	4,820,407
Microchip Technology, Inc.:
3.922%, 06/01/2021	7,000,000	7,040,458
2.670%, 09/01/2023 (2)	10,191,000	10,613,235
0.972%, 02/15/2024 (2)	5,000,000	4,990,704
Micron Technology, Inc.,
4.640%, 02/06/2024	6,000,000	6,607,000
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	7,450,000	7,689,859
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (2)	250,000	254,609
Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,294,749
MPLX LP:
4.875%, 06/01/2025	10,219,000	11,510,133
4.800%, 02/15/2029	3,475,000	3,984,732
Mylan, Inc.,
4.550%, 04/15/2028	200,000	225,859
Newell Brands, Inc.,
3.850%, 04/01/2023	3,166,000	3,340,130
Nissan Motor Acceptance Corp.,
3.650%, 09/21/2021 (2)	7,210,000	7,304,621
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	1,306,000	1,347,932
Nutrition & Biosciences, Inc.,
1.832%, 10/15/2027 (2)	10,000,000	9,777,735
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	18,275,000	19,078,546
NXP Semiconductors NV:
3.875%, 09/01/2022 (1)(2)	7,000,000	7,309,363
4.875%, 03/01/2024 (1)(2)	5,790,000	6,435,330
Occidental Petroleum Corp.:
2.900%, 08/15/2024	5,000,000	4,945,200
7.500%, 10/15/2026	1,288,000	1,438,261
ONEOK, Inc.:
4.250%, 02/01/2022	250,000	255,256
7.500%, 09/01/2023	7,470,000	8,515,908
2.750%, 09/01/2024	3,300,000	3,461,945
Oracle Corp.:
2.800%, 04/01/2027	10,500,000	11,057,996
2.300%, 03/25/2028	3,000,000	3,037,259
Orange SA,
9.000%, 03/01/2031 (1)	4,125,000	6,376,045
PeaceHealth Obligated Group,
1.375%, 11/15/2025	250,000	249,482
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (2)	8,000,000	8,422,356
3.950%, 03/10/2025 (2)	12,000,000	13,100,195
PepsiCo, Inc.,
2.625%, 03/19/2027	5,650,000	6,009,583
PerkinElmer, Inc.,
3.300%, 09/15/2029	200,000	210,962
Phillips 66,
2.150%, 12/15/2030	10,000,000	9,460,269
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	2,139,699
3.150%, 12/15/2029	225,000	228,231
Pioneer Natural Resources Co.,
3.950%, 07/15/2022	175,000	180,323
POSCO:
5.250%, 04/14/2021 (1)(2)	3,000,000	3,003,360
4.000%, 08/01/2023 (1)(2)	5,000,000	5,354,381
Premier Health Partners,
2.911%, 11/15/2026	12,800,000	13,311,569
Procter & Gamble Co.,
2.800%, 03/25/2027	10,000,000	10,771,498
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,184,056
Roper Technologies, Inc.:
3.800%, 12/15/2026	1,450,000	1,609,020
2.000%, 06/30/2030	14,675,000	14,021,248
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026	9,955,000	11,661,959
4.500%, 05/15/2030	4,500,000	5,049,846
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(8)	1,675,000	1,419,579
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	2,069,013
Shell International Finance BV:
2.375%, 04/06/2025 (1)	5,000,000	5,270,282
2.750%, 04/06/2030 (1)	5,000,000	5,163,732
Sherwin-Williams Co.,
3.300%, 02/01/2025	3,851,000	4,076,535
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	225,000	236,421
Smith & Nephew PLC,
2.032%, 10/14/2030 (1)	5,250,000	4,943,949
Smithfield Foods, Inc.,
2.650%, 10/03/2021 (2)	8,000,000	8,060,079
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	15,995,000	17,938,379
Southern Natural Gas Co. LLC,
8.000%, 03/01/2032	2,523,000	3,448,701
Sysco Corp.,
2.600%, 06/12/2022	150,000	153,748
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	6,090,195
3.900%, 05/25/2027	13,850,000	15,023,912
Textron, Inc.,
3.650%, 03/15/2027	250,000	269,228
Timken Co.,
4.500%, 12/15/2028	225,000	241,384
T-Mobile USA, Inc.,
3.875%, 04/15/2030 (2)	5,000,000	5,426,800
Toyota Motor Credit Corp.,
2.900%, 03/30/2023	10,000,000	10,491,248
TransCanada PipeLines Ltd.,
5.600%, 03/31/2034 (1)	1,335,000	1,628,926
Tyson Foods, Inc.,
4.000%, 03/01/2026	3,000,000	3,328,670
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	10,637,000	12,652,712
3.750%, 07/08/2030 (1)	7,500,000	7,829,175
Valero Energy Corp.,
3.400%, 09/15/2026	4,985,000	5,330,475
Verisk Analytics, Inc.:
4.125%, 09/12/2022	250,000	262,143
4.125%, 03/15/2029	3,000,000	3,333,759
Verizon Communications, Inc.:
3.376%, 02/15/2025	853,000	925,221
2.625%, 08/15/2026	300,000	317,167
4.125%, 03/16/2027	3,196,000	3,620,844
3.000%, 03/22/2027	13,000,000	13,910,293
2.100%, 03/22/2028	5,675,000	5,698,780
4.329%, 09/21/2028	2,051,000	2,348,125
4.016%, 12/03/2029	5,628,000	6,295,209
VISA, Inc.,
1.900%, 04/15/2027	4,775,000	4,894,032
Volkswagen Group of America Finance LLC:
1.141%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,800,000	1,809,252
4.000%, 11/12/2021 (2)	8,000,000	8,174,070
0.875%, 11/22/2023 (2)	6,875,000	6,902,546
2.850%, 09/26/2024 (2)	8,850,000	9,391,929
Vontier Corp.,
1.800%, 04/01/2026 (2)	6,300,000	6,267,114
Wabtec Corp.:
4.375%, 08/15/2023	12,302,000	13,110,331
3.450%, 11/15/2026	9,275,000	9,996,137
4.950%, 09/15/2028	1,500,000	1,709,042
Walgreens Boots Alliance, Inc.,
3.200%, 04/15/2030	6,335,000	6,578,610
Waste Management, Inc.,
3.125%, 03/01/2025	4,000,000	4,293,808
Western Midstream Operating LP,
4.500%, 03/01/2028	7,195,000	7,469,273
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025	3,000,000	3,173,773
Williams Companies, Inc.:
3.700%, 01/15/2023	1,775,000	1,856,087
4.300%, 03/04/2024	14,329,000	15,595,638
7.500%, 01/15/2031	3,400,000	4,502,869
WRKCo, Inc.:
4.650%, 03/15/2026	275,000	312,089
3.900%, 06/01/2028	8,275,000	9,101,386
Xylem, Inc.,
2.250%, 01/30/2031	225,000	220,772
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	650,000	710,631
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	10,576,623
Zoetis, Inc.:
3.250%, 02/01/2023	7,500,000	7,815,997
4.500%, 11/13/2025	2,000,000	2,266,921
Total Industrials (Cost $1,256,358,635)		1,307,767,429	23.3%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	6,200,000	6,508,156
Avangrid, Inc.,
3.800%, 06/01/2029	10,975,000	12,072,848
Berkshire Hathaway Energy Co.,
4.050%, 04/15/2025	14,925,000	16,468,114
Duke Energy Corp.,
3.050%, 08/15/2022	350,000	360,024
Edison International,
2.950%, 03/15/2023	448,000	462,926
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	11,550,000	12,493,942
3.500%, 04/06/2028 (1)(2)	13,750,000	14,705,791
Entergy Corp.,
2.800%, 06/15/2030	12,425,000	12,511,372
Exelon Generation Co. LLC,
4.250%, 06/15/2022	350,000	361,861
FirstEnergy Corp.,
2.050%, 03/01/2025	6,450,000	6,483,347
ITC Holdings Corp.,
2.950%, 05/14/2030 (2)	15,717,000	16,020,760
NextEra Energy Capital Holdings, Inc.,
2.403%, 09/01/2021	225,000	226,929
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030	6,000,000	6,253,978
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,604,527
RGS I&M Funding Corp.,
9.820%, 12/07/2022	184,811	190,789
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	3,926,598
Total Utilities (Cost $106,226,367)		111,651,962	2.0%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)	14,523,000	16,249,088
AerCap Holdings NV,
2.875%, 08/14/2024 (1)	5,000,000	5,156,701
Aetna, Inc.,
2.800%, 06/15/2023	4,010,000	4,182,863
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	3,192,333
Air Lease Corp.:
2.250%, 01/15/2023	3,800,000	3,899,787
2.750%, 01/15/2023	250,000	257,619
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,300,811
4.125%, 02/15/2024	1,000,000	1,094,382
3.750%, 07/10/2025	225,000	245,678
AmFam Holdings, Inc.,
2.805%, 03/11/2031 (2)	7,000,000	6,944,824
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	769,259
Anthem, Inc.:
3.350%, 12/01/2024	10,225,000	11,059,730
2.375%, 01/15/2025	12,000,000	12,541,478
Banco Santander SA:
3.500%, 04/11/2022 (1)	4,400,000	4,532,940
5.179%, 11/19/2025 (1)	5,000,000	5,672,390
2.749%, 12/03/2030 (1)	4,000,000	3,810,099
Bank of America Corp.:
3.300%, 01/11/2023	4,710,000	4,948,175
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%) (3)	3,500,000	3,603,070
4.000%, 04/01/2024	1,785,000	1,950,687
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	10,000,000	10,710,729
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	5,060,000	5,433,276
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	3,295,000	3,516,542
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	5,050,000	5,523,665
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	1,689,000	1,813,784
Bank of Montreal,
3.300%, 02/05/2024 (1)	10,000,000	10,726,306
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)	5,000,000	5,380,118
Bank of Nova Scotia:
1.625%, 05/01/2023 (1)	10,000,000	10,252,410
4.500%, 12/16/2025 (1)	7,000,000	7,948,935
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	8,000,000	8,569,760
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	5,000,000	5,085,855
Barclays PLC:
3.684%, 01/10/2023 (1)	7,350,000	7,517,838
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	4,500,000	4,857,129
4.337%, 01/10/2028 (1)	2,275,000	2,524,711
BBVA USA:
2.875%, 06/29/2022	3,475,000	3,573,466
3.875%, 04/10/2025	4,200,000	4,588,897
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	10,000,000	10,543,231
3.375%, 01/09/2025 (1)(2)	250,000	268,365
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	5,000,000	5,263,282
4.375%, 05/12/2026 (1)(2)	3,788,000	4,188,789
1.323%, 01/13/2027 (SOFR + 1.004%) (1)(2)(3)	4,000,000	3,911,966
BNZ International Funding Ltd.,
3.375%, 03/01/2023 (1)(2)	2,000,000	2,111,041
Boston Properties LP,
3.200%, 01/15/2025	12,400,000	13,258,880
BPCE SA:
5.700%, 10/22/2023 (1)(2)	5,375,000	6,005,730
4.000%, 04/15/2024 (1)	3,500,000	3,827,557
4.625%, 07/11/2024 (1)(2)	10,225,000	11,278,900
Brown & Brown, Inc.:
4.200%, 09/15/2024	10,461,000	11,502,950
4.500%, 03/15/2029	8,597,000	9,657,641
2.375%, 03/15/2031	3,500,000	3,364,968
Capital One Financial Corp.:
3.200%, 01/30/2023	250,000	261,720
3.650%, 05/11/2027	3,000,000	3,280,874
Citigroup, Inc.:
2.750%, 04/25/2022	250,000	255,934
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	2,060,112
3.750%, 06/16/2024	500,000	545,033
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	10,040,000	10,744,903
3.200%, 10/21/2026	5,000,000	5,372,891
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	9,000,000	9,892,648
Citizens Bank NA,
2.250%, 04/28/2025	19,000,000	19,714,470
CNA Financial Corp.:
7.250%, 11/15/2023	1,980,000	2,311,106
4.500%, 03/01/2026	5,070,000	5,728,282
3.900%, 05/01/2029	4,000,000	4,410,116
Cooperatieve Rabobank UA:
3.950%, 11/09/2022 (1)	2,250,000	2,369,051
4.625%, 12/01/2023 (1)	5,000,000	5,479,571
4.375%, 08/04/2025 (1)	7,400,000	8,195,162
3.750%, 07/21/2026 (1)	1,276,000	1,391,613
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	7,400,000	7,575,438
1.248%, 01/26/2027 (SOFR + 0.892%) (1)(2)(3)	4,000,000	3,912,195
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	1,000,000	1,020,540
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	4,000,000	4,272,007
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	12,395,000	12,853,330
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	250,000	268,068
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	9,000,000	9,549,723
Deutsche Bank AG:
4.250%, 10/14/2021 (1)	7,000,000	7,130,192
3.300%, 11/16/2022 (1)	5,175,000	5,374,267
2.222%, 09/18/2024 (SOFR + 2.159%) (1)(3)	5,000,000	5,132,339
Discover Financial Services:
3.950%, 11/06/2024	4,200,000	4,576,401
3.750%, 03/04/2025	250,000	269,739
4.100%, 02/09/2027	12,000,000	13,317,700
Equitable Financial Life Global Funding,
1.400%, 07/07/2025 (2)	225,000	224,881
FirstMerit Bank NA,
4.270%, 11/25/2026	5,450,000	6,069,545
GE Capital Funding LLC,
4.050%, 05/15/2027 (2)	5,000,000	5,571,317
Goldman Sachs Group, Inc.:
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	200,000	205,909
3.500%, 01/23/2025	2,000,000	2,158,301
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	3,500,000	3,755,744
1.093%, 12/09/2026 (SOFR + 0.789%) (3)	5,000,000	4,899,459
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	4,000,000	4,376,651
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	3,100,000	3,477,630
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	9,000,000	9,544,918
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029	3,825,000	3,967,835
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (2)	10,000,000	9,844,418
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	5,000,000	5,562,575
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,010,026
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,140,000	10,394,704
3.600%, 05/25/2023 (1)	2,700,000	2,873,430
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	3,000,000	3,239,549
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,485,000	8,284,719
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	1,000,000	1,082,105
Humana, Inc.,
2.900%, 12/15/2022	6,525,000	6,761,847
ING Groep NV,
3.550%, 04/09/2024 (1)	4,000,000	4,306,065
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,000,000	5,215,041
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,350,000	11,045,828
Jefferies Group LLC,
4.850%, 01/15/2027	1,425,000	1,639,327
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	11,650,000	13,658,202
JPMorgan Chase & Co.:
1.448%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,035,000	5,113,395
4.023%, 12/05/2024 (3 Month LIBOR USD + 1.000%) (3)	20,000,000	21,698,437
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	13,000,000	13,532,165
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	7,625,000	7,841,169
2.083%, 04/22/2026 (SOFR + 1.850%) (3)	3,000,000	3,081,194
1.045%, 11/19/2026 (SOFR + 0.800%) (3)	5,000,000	4,883,533
2.522%, 04/22/2031 (SOFR + 2.040%) (3)	1,500,000	1,496,841
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,833,919
3.400%, 05/20/2026	2,200,000	2,371,585
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	10,250,000	10,776,649
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	966,000	1,042,998
4.569%, 02/01/2029 (2)	1,559,000	1,807,628
Life Storage LP:
3.875%, 12/15/2027	8,000,000	8,857,579
4.000%, 06/15/2029	1,500,000	1,624,924
Lincoln National Corp.,
4.000%, 09/01/2023	250,000	270,201
Lloyds Bank PLC:
4.050%, 08/16/2023 (1)	4,580,000	4,940,410
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%) (1)(3)	8,850,000	8,785,663
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	5,482,000	5,483,929
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	5,250,000	5,464,567
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	4,000,000	4,262,826
Marsh & McLennan Companies, Inc.,
3.875%, 03/15/2024	1,550,000	1,693,029
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	12,053,000	13,536,168
MBIA Insurance Corp.,
11.444%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(8)	500,000	225,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,359,722
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 02/22/2022 (1)	2,595,000	2,655,263
3.455%, 03/02/2023 (1)	2,000,000	2,108,843
2.193%, 02/25/2025 (1)	5,000,000	5,157,496
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	5,145,663
4.600%, 03/27/2024 (1)(2)	7,000,000	7,655,473
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	3,000,000	3,219,555
2.172%, 05/22/2032 (1 Year CMT Rate + 0.870%) (1)(3)	10,000,000	9,599,832
Morgan Stanley:
1.618%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	7,128,010
2.188%, 04/28/2026 (SOFR + 1.990%) (3)	10,000,000	10,332,322
3.125%, 07/27/2026	4,600,000	4,950,888
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	233,298
National Australia Bank Ltd.,
2.332%, 08/21/2030 (1)(2)	7,575,000	7,155,647
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	5,000,000	5,281,594
4.000%, 09/14/2026 (1)(2)	19,900,000	21,799,705
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	2,948,626
Nomura Holdings, Inc.,
1.851%, 07/16/2025 (1)	3,175,000	3,168,291
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	12,850,000	13,525,551
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,556,000	7,171,312
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	5,395,254
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	5,618,210
Principal Financial Group, Inc.,
3.100%, 11/15/2026	250,000	269,780
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)	7,000,000	7,482,037
Protective Life Corp.,
4.300%, 09/30/2028 (2)	1,400,000	1,537,394
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	10,532,585
Reliance Standard Life Global Funding II,
2.750%, 01/21/2027 (2)	11,775,000	12,322,851
Royal Bank of Scotland Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	7,454,000	8,131,344
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	4,700,000	5,439,939
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	6,850,000	7,629,391
Santander UK Group Holdings PLC:
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	2,500,000	2,612,736
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,000,000	5,502,670
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	3,675,000	4,024,095
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022 (1)(2)	4,000,000	4,097,028
3.550%, 04/15/2024 (1)(2)	6,075,000	6,451,732
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)	5,000,000	5,402,145
5.000%, 01/17/2024 (1)(2)	3,350,000	3,656,904
2.625%, 01/22/2025 (1)(2)	2,855,000	2,959,266
4.250%, 04/14/2025 (1)(2)	4,814,000	5,212,721
4.250%, 08/19/2026 (1)(2)	225,000	245,230
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%) (1)(2)(3)	7,415,000	7,286,122
Standard Chartered PLC:
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	4,125,000	4,440,716
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	15,000,000	15,595,566
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%) (1)(2)(3)	4,500,000	4,392,517
Stifel Financial Corp.:
4.250%, 07/18/2024	10,139,000	11,220,803
4.000%, 05/15/2030	3,000,000	3,239,704
Sumitomo Mitsui Financial Group, Inc.:
1.474%, 07/08/2025 (1)	250,000	250,110
3.544%, 01/17/2028 (1)	2,094,000	2,265,567
SunTrust Banks, Inc.,
2.700%, 01/27/2022	250,000	254,502
Synchrony Financial:
3.750%, 08/15/2021	5,275,000	5,309,467
4.250%, 08/15/2024	5,275,000	5,738,183
3.700%, 08/04/2026	3,000,000	3,228,128
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,266,326
UBS Group Funding Switzerland AG,
3.491%, 05/23/2023 (1)(2)	3,050,000	3,147,360
Voya Financial, Inc.:
3.125%, 07/15/2024	3,350,000	3,580,009
3.650%, 06/15/2026	2,410,000	2,667,482
Wells Fargo & Co.:
1.442%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,078,000
1.654%, 06/02/2024 (SOFR + 1.600%) (3)	5,000,000	5,107,720
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	5,000,000	5,158,036
2.188%, 04/30/2026 (SOFR + 2.000%) (3)	16,000,000	16,513,280
3.196%, 06/17/2027 (3 Month LIBOR USD + 1.170%) (3)	275,000	294,751
2.393%, 06/02/2028 (SOFR + 2.100%) (3)	10,339,000	10,596,378
Westpac Banking Corp.,
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	2,000,000	2,060,020
Willis North America, Inc.:
3.600%, 05/15/2024	8,150,000	8,782,929
4.500%, 09/15/2028	8,500,000	9,666,259
Total Financials (Cost $1,012,099,780)		1,060,938,233	18.9%
Total Corporate Bonds (Cost $2,374,684,782)		2,480,357,624	44.2%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	3,305,000	3,466,696
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,113,646
City of Berwyn IL:
5.790%, 12/01/2022	430,000	445,819
5.790%, 12/01/2022	1,280,000	1,304,656
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,401,630
County of Hamilton OH,
3.374%, 06/01/2034	10,000,000	10,250,706
County of Miami-Dade FL,
2.536%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,742,532
Dallas/Fort Worth International Airport,
1.329%, 11/01/2025	225,000	225,029
GBG LLC,
2.250%, 09/01/2030 (2)	1,218,000	1,215,694
Great Lakes Water Authority,
2.315%, 07/01/2031	2,000,000	2,033,021
Indiana Finance Authority,
2.683%, 09/15/2023	200,000	201,978
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/03/2021)	570,000	578,517
New Jersey Economic Development Authority,
0.000%, 02/15/2022	2,000,000	1,991,736
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2027	1,000,000	1,223,499
5.000%, 12/01/2027	1,600,000	1,957,599
5.000%, 12/01/2028	1,225,000	1,517,468
5.000%, 12/01/2028	1,205,000	1,492,694
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	5,000,000	5,106,757
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	1,005,367
3.204%, 05/01/2026	1,995,000	1,995,114
3.272%, 05/01/2027	2,060,000	2,034,017
3.372%, 05/01/2028	2,130,000	2,076,432
3.422%, 05/01/2029	2,200,000	2,116,519
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	125,000	126,126
3.000%, 01/01/2033 (Callable 01/01/2025)	1,215,000	1,232,631
North East Independent School District,
5.240%, 08/01/2027	2,100,000	2,578,875
San Diego Convention Center Expansion Financing Authority:
1.987%, 04/15/2026	3,440,000	3,454,177
2.363%, 04/15/2028	1,325,000	1,319,036
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	840,000	860,496
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,392,327
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,841,731
Total Municipal Bonds (Cost $61,809,849)		63,302,525	1.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series G-29, Class O, 8.500%, 09/25/2021	2	2
Series 1991-137, Class H, 7.000%, 10/25/2021	861	868
Series 1993-32, Class H, 6.000%, 03/25/2023	2,383	2,478
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	1,002	1,005
6.000%, 07/01/2028	2,314	2,646
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1395, Class G, 6.000%, 10/15/2022	851	876
Total U.S. Government Agency Issues (Cost $7,368)		7,875	0.0%

Non-U.S. Government Agency Issues
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (4)	35	36
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 0.789%, 11/25/2035 (1 Month LIBOR USD + 0.680%) (3)	228,024	227,745
Series 2005-W5, Class A1, 0.579%, 01/25/2036 (1 Month LIBOR USD + 0.470%) (3)	4,157,487	4,123,962
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1, 6.000%, 09/25/2021 (6)	20,551	19,116
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	1,428,288	1,535,709
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.330%, 07/25/2034 (4)	583,142	603,253
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	27,727	28,587
Countrywide Asset-Backed Certificates,
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	6	6
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	2,233	2,256
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)	308,080	306,363
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	459	416
Series 1999-2, Class A7F, 7.030%, 08/15/2030	96,319	96,910
GSAMP Trust,
Series 2005-WMC2, Class A1B, 0.729%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	156,951	157,036
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	227	228
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.152%, 03/25/2036 (4)(6)	210,936	201,630
Mill City Mortgage Loan Trust,
Series 2018-3, Class A1, 3.500%, 08/25/2058 (2)(4)	154,628	163,010
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	2,314,375	2,469,731
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 06/15/2021 (6)	1,187	1,118
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	252	254
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.409%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,011,783	1,012,059
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.779%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	939,808	938,459
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.247%, 10/25/2043 (4)	1,750,005	1,760,497
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)(4)	346,400	347,237
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	841,900	854,412
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	8,810,102	8,960,484
Series 2017-5, Class A1, 0.709%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	2,461,056	2,461,056
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	70,382	73,005
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	6,700,785	7,099,397
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	118,003	123,060
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	11,069,151	11,564,093
Series 2020-4, Class A1, 1.750%, 10/25/2060 (2)	17,110,471	17,371,130
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 3.544%, 06/25/2034 (4)	1,260,979	1,298,987
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	1,802,868	1,945,976
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 1.109%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	1,467,917	1,455,122
Total Non-U.S. Government Agency Issues (Cost $65,689,869)		67,202,340	1.2%
Total Residential Mortgage-Backed Securities (Cost $65,697,237)		67,210,215	1.2%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K717, Class A2, 2.991%, 09/25/2021	401,931	404,709
Series K720, Class A2, 2.716%, 06/25/2022	17,250,000	17,621,301
Series K721, Class A2, 3.090%, 08/25/2022 (4)	248,559	255,161
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,480,919
Series K723, Class A2, 2.454%, 08/25/2023	14,500,000	15,101,051
Series K038, Class A2, 3.389%, 03/25/2024	1,775,000	1,910,751
Series K726, Class A2, 2.905%, 04/25/2024	135,244	143,139
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,742,930
Series K041, Class A2, 3.171%, 10/25/2024	4,895,000	5,291,962
Series K043, Class A2, 3.062%, 12/25/2024	4,250,000	4,585,488
Series K048, Class A2, 3.284%, 06/25/2025 (4)	8,725,000	9,524,347
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,375,000	13,560,683
Series K734, Class A2, 3.208%, 02/25/2026	9,475,000	10,364,533
Series K062, Class A2, 3.413%, 12/25/2026	21,774,000	24,192,606
Series K064, Class A2, 3.224%, 03/25/2027	1,325,000	1,458,654
Series K065, Class A2, 3.243%, 04/25/2027	2,075,000	2,287,867
Series K066, Class A2, 3.117%, 06/25/2027	170,000	186,213
Series K068, Class A2, 3.244%, 08/25/2027	9,354,000	10,332,643
Series K069, Class A2, 3.187%, 09/25/2027 (4)	175,000	192,806
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	7,837,971
Series K073, Class A2, 3.350%, 01/25/2028	9,225,000	10,255,381
Series K083, Class A2, 4.050%, 09/25/2028 (4)	9,525,000	11,071,798
Total U.S. Government Agency Issues (Cost $159,379,561)		166,802,913	3.0%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	9,275,000	10,144,582
Series 2017-BNK7, Class ASB, 3.265%, 09/17/2060	1,300,000	1,396,141
Series 2018-BN10, Class A5, 3.688%, 02/17/2061	895,000	985,182
CD Mortgage Trust,
Series 2017-CD6, Class ASB, 3.332%, 11/15/2050	10,723,000	11,646,297
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,725,000	12,202,529
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	13,810,576	14,741,435
Series 2015-GC35, Class A4, 3.818%, 11/13/2048	15,210,000	16,745,857
COMM Mortgage Trust:
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	375,000	384,626
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	225,000	244,610
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	13,025,000	14,059,687
CSAIL Commercial Mortgage Trust,
Series 2021-C20, Class ASB, 2.436%, 03/17/2054	13,732,000	14,052,561
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	175,000	182,288
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	3,058,423	3,148,603
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	74,474	75,944
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045	3,373,000	3,561,413
Series 2013-C17, Class A3, 3.928%, 01/17/2047	36,770	38,829
Series 2014-C26, Class A4, 3.494%, 01/17/2048	14,480,202	15,659,856
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	12,980,000	13,422,517
Series 2014-C16, Class A4, 3.600%, 06/17/2047	13,164,553	13,909,296
Series 2015-C27, Class A4, 3.753%, 12/17/2047	28,920,000	31,755,325
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	205,861	217,435
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	5,000,000	5,291,357
Series 2017-C34, Class A4, 3.536%, 11/18/2052	14,450,000	15,777,728
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	12,256,099	12,819,814
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,109,246	11,826,647
Series 2015-P2, Class A4, 3.809%, 12/17/2048	21,019,144	23,229,587
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,265,650	8,340,185
Series 2014-C24, Class ASB, 3.324%, 11/18/2047	7,419,667	7,763,136
Series 2013-C12, Class ASB, 2.838%, 03/17/2048	3,214,055	3,277,863
Total Non-U.S. Government Agency Issues (Cost $261,203,049)		266,901,330	4.7%
Total Commercial Mortgage-Backed Securities (Cost $420,582,610)		433,704,243	7.7%

Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	8,100,000	8,217,099
Conseco Financial Corp.:
Series 1998-7, Class A1, 6.320%, 05/01/2029	227,207	228,759
Series 1998-3, Class A5, 6.220%, 03/01/2030	26,607	26,831
Series 1998-4, Class A5, 6.180%, 04/01/2030	20,124	20,458
Discover Card Execution Note Trust,
Series 2017-A4, Class A4, 2.530%, 10/15/2026	4,000,000	4,236,406
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (2)	15,050,000	15,237,111
MMAF Equipment Finance LLC,
Series 2020-A, Class A3, 0.970%, 04/09/2027 (2)	6,550,000	6,586,018
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	16,517	16,997
PFS Financing Corp.:
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	12,125,000	12,430,611
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	14,675,000	14,600,112
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	275,000	278,881
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	11,524,765	11,672,188
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	25,592,000	27,048,156
Series 2020-1A, Class A, 1.350%, 05/25/2033 (2)	225,000	228,249
Verizon Owner Trust:
Series 2019-B, Class A1A, 2.330%, 12/20/2023	150,000	152,283
Series 2020-B, Class A, 0.470%, 02/20/2025	125,000	125,337
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%, 11/20/2024	150,000	151,505
Total Asset Backed Securities (Cost $99,615,713)		101,257,001	1.8%
Total Long-Term Investments (Cost $5,399,207,497)		5,496,734,023	97.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.04% (5)	183,660,208	183,660,208
Total Short-Term Investment (Cost $183,660,208)		183,660,208	3.3%
Total Investments (Cost $5,582,867,705)		5,680,394,231	101.2%
Liabilities in Excess of Other Assets		(67,226,067)	(1.2)%
TOTAL NET ASSETS		$5,613,168,164	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate

(1) Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program.. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2021, the value of these securities total $925,058,655, which represents 16.48% of total net assets.

(3) Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(4) Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2021.
(5) Seven-day yield.
(6) Security that, on the last payment date, missed a partial principal or interest payment.
(7) Step-up bond; the interest rate shown is the rate in effect as of March 31, 2021.
(8) Security in default.

Baird Intermediate Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,345,344,559	$–	$2,345,344,559
Other Government Related Security	–	5,557,856	–	5,557,856
Corporate Bonds	–	2,480,357,624	–	2,480,357,624
Municipal Bonds	–	63,302,525	–	63,302,525
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	7,875	–	7,875
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	67,202,340	–	67,202,340
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	166,802,913	–	166,802,913
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	266,901,330	–	266,901,330
Asset Backed Securities	–	101,257,001	–	101,257,001
Total Long-Term Investments	–	5,496,734,023	–	5,496,734,023
Short-Term Investment
Money Market Mutual Fund	183,660,208	–	–	183,660,208
Total Short-Term Investment	183,660,208	–	–	183,660,208
Total Investments	$183,660,208	$5,496,734,023	$–	$5,680,394,231

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.